RELATED PARTIES TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 7. RELATED PARTIES TRANSACTIONS

As of December 31, 2025 and March 31, 2025, the Company had amounts due to related parties of $68,659 and $48,462, respectively. This amount includes consulting fees payable to the Directors, project expenses, office administration and general expenses paid by the Director on behalf of the Company. The amounts due are non-interest bearing, unsecured and have no fixed repayment terms.

On April 2, 2024, the Company entered a $600,000 bridge loan agreement with Precursor Capital Limited (“Precursor”). The loan bears interest at an annual rate of 12% and is intended exclusively to cover the expenses related to the proposed listing, convertible into 600,000 Class A ordinary shares at a conversion price of $1 per share upon the election of conversion. On September 12, 2024, the loan was converted at the conversion price of $1 per share and 600,000 Class A ordinary shares were issued to Precursor Capital Limited. Simultaneously, the accrued interest of $32,153 was forgiven. For the year ended March 31, 2025, the total amount of offering costs and other general and administrative expenses incurred amounted to $520,547 which will be paid through the loan proceeds. The remaining balance of $79,453, which was not utilized for expenses, will be either paid in cash by Precursor to the Company or otherwise transferred in accordance with the terms of the agreement. As of December 31, 2025, the remaining balance was $42,453.

NOTE 5. RELATED PARTIES TRANSACTIONS

As of March 31, 2025 and 2024, the Company had amounts due to related parties of $48,462 and nil, respectively. This amount includes consulting fees payable to the Directors, project expenses, office administration and general expenses paid by the Director on behalf of the Company. The amounts due are non-interest bearing, unsecured and have no fixed repayment terms.

On April 2, 2024, the Company entered a $600,000 bridge loan agreement with Precursor Capital Limited (“Precursor”). The loan bears interest at an annual rate of 12% and is intended exclusively to cover the expenses related to the proposed listing, convertible into 600,000 ordinary shares at a conversion price of $1 per share upon the election of conversion. On September 12, 2024, the loan was converted at the conversion price of $1 per share and 600,000 ordinary shares were issued to Precursor Capital Limited. Simultaneously, the accrued interest of $32,153 was forgiven. For the year ended March 31, 2025, the total amount of offering costs and other general and administrative expenses incurred amounted to $520,547 which will be paid through the loan proceeds. The remaining balance of $79,453, which was not utilized for expenses, will be either paid in cash by Precursor to the Company or otherwise transferred in accordance with the terms of the agreement.